Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 31,654,000	$ 267,000	$ 1,494,000	$ 1,000	$ 33,416,000
U.S. Federal Government
Total	20,819,000				20,819,000
Adams
Total	0				0
Canaan
Total	0				0
Lucerne Valley
Total			69,000		69,000
Pima County
Total			10,000		10,000
Barretts
Total	0				0
Colony - Montana
Total			176,000		176,000
Colony - South Dakota
Total			66,000		66,000
Colony - Wyoming
Total			138,000		138,000
Lovell - Montana
Total			99,000		99,000
Lovell - Wyoming
Total			393,000		393,000
Nevada
Total			41,000		41,000
Sandy Ridge
Total	0				0
Gascoyne
Total	0				0
Government of China
Total	5,816,000				5,816,000
Chao Yang
Total	946,000			$ 1,000	947,000
Lutila
Total	147,000	54,000	22,000		223,000
Government of Turkey
Total	3,693,000				3,693,000
Unye
Total		142,000	206,000		348,000
Enez
Total		22,000	197,000		219,000
Usak
Total			68,000		68,000
Gurulmundi
Total	$ 233,000	$ 49,000	$ 9,000		$ 291,000